COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 11 – COMMITMENTS AND CONTINGENCIES

Rental Payments under Non-cancelable Operating Leases

The Company has a lease for warehouse and shipping space in Lenexa, Kansas which expires in January 2026. And an annually renewable lease for manufacturing and warehouse space in Chanute, Kansas. The following is a schedule, by year, of the future minimum rental payments under the lease:

Year ended December 31,

2022	169,096
2023	76,628
2024	77,681
2025	78,755
2026	19,689
Total	$421,848

Rent costs totaled approximately $179,589 and $159,120 for years ended December 31, 2021, and 2020, respectively.